ACQUISITIONS (Details 7)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jul. 27, 2021 CAD ($)	Jul. 27, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Oct. 02, 2020 USD ($)
Statement [Line Items]
Amounts Receivable		$ 3,911,638			$ 381,749
Other Current Assets	$ 388,478				$ 0
Accounts Payable And Accrued Liabilities						$ (342,520)
Cut+Sew
Statement [Line Items]
Amounts Receivable			$ 188,258
Prepaid Expenses			5,795
Cash				$ 396,251
Other Current Assets			11,320
Customer Relationships			1,421,461
Brand Name			1,602,924
Accounts Payable And Accrued Liabilities			(255,881)
Deferred Revenue			63,024
Acquisition Total			$ 3,307,104